Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Financial Instruments And Derivatives [Line Items]
Gains (losses) relating to hedging activities, net of tax	$ 2	$ 6